Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

		Accumulated	Net Book
June 30, 2025	Cost	Depreciation	Value
Computer equipment and software	2,976	2,799	177
Furniture and fixtures	1,013	381	632
Machinery and equipment	11,942	8,527	3,415
Leasehold improvements	4,306	4,086	220
	$20,237	$15,793	$4,444

		Accumulated	Net Book
December 31, 2024	Cost	Depreciation	Value
Computer equipment and software	2,945	2,575	370
Furniture and fixtures	861	309	552
Machinery and equipment	9,464	7,488	1,976
Leasehold improvements	4,064	3,842	222
	$17,334	$14,214	$3,120